Fair values (Tables)	6 Months Ended
Jun. 30, 2018
Disclosure of fair value measurement of assets [abstract]
Fair value measurement
	June 30, 2018	Level 1	Level 2	Level 3
Liabilities for which fair values are disclosed
Long term borrowings	39,234	-	39,234	-

	December 31, 2017	Level 1	Level 2	Level 3
Liabilities for which fair values are disclosed
Long term borrowings	41,219	-	41,219	-